Annual Total Returns - BlackRock LifePath Dynamic 2025 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2025 Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.49%
Annual Return 2012	12.07%
Annual Return 2013	11.84%
Annual Return 2014	5.23%
Annual Return 2015	(2.00%)
Annual Return 2016	6.88%
Annual Return 2017	15.45%
Annual Return 2018	(4.66%)
Annual Return 2019	19.46%
Annual Return 2020	12.87%